Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

The accompanying condensed consolidated balance sheet as of June 30, 2023, the condensed consolidated statements of operations and stockholders’ equity for the three and six months ended June 30, 2023 and 2022, and statements of cash flows for the six months ended June 30, 2023 and 2022 are unaudited. The interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in management’s opinion, include all adjustments consisting of only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of June 30, 2023 and its results of operations and cash flows for the three and six months ended June 30, 2023 and 2022. The results of operations for the three and six months ended June 30, 2023 and 2022 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

These interim condensed consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2022.

Certain reclassifications have been made to prior year financial statements to conform with current year presentation.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Spectral MD, Inc. and Spectral MD UK. Significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, revenue recognition, warrant liability, stock-based compensation expense, and income tax valuation allowances. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. All cash and cash equivalents are held in US financial institutions.

Accounts Receivable, Net and Unbilled Revenue

Accounts Receivable, Net and Unbilled Revenue

Accounts receivable represent amounts due from US government agencies pursuant to research and development contracts associated with the Company’s DeepView® Wound Imaging System. Accounts receivable amounted to approximately $1.5 million and $2.3 million as of June 30, 2023 and December 31, 2022, respectively.

The Company evaluates the collectability of its receivables based on a variety of factors, including the length of time the receivables are past due, the financial health of its customers and historical experience. Based upon the review of these factors, the Company recorded no allowance for doubtful accounts as of June 30, 2023 and December 31, 2022.

The Company records unbilled revenue when revenue is recognized prior to billing customers. Unbilled revenue amounted to approximately $0.1 million and $0.6 million as of June 30, 2023 and December 31, 2022, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to credit risk consist principally of cash and cash equivalents and accounts receivable. Primarily all cash and cash equivalents are held in US financial institutions which, at times, exceed federally insured limits. The Company has not recognized any losses from credit risks on such accounts. The Company believes it is not exposed to significant credit risk on cash and cash equivalents.

Additional credit risk is related to the Company’s concentration of receivables. As of June 30, 2023 and December 31, 2022, receivables were concentrated from one customer (which is a US. government agency) representing 71% and 96% of total net receivables, respectively. No allowance for doubtful accounts were recorded as of June 30, 2023 and December 31, 2022.

One customer (which is a U.S. government agency) accounted for 95% and 96% for the three and six months ended June 30, 2023, respectively, and 87% and 92%, for the three and six months ended June 30, 2022, respectively, of the recognized research and development revenue.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of legal, accounting and other direct expenses incurred through the balance sheet date that are directly related to the Business Combination and that will be charged to stockholders’ equity upon the completion of the Business Combination. Should the Business Combination prove to be unsuccessful these deferred costs, as well as additional expenses to be incurred, will be charged to other expense. Offering costs in excess of proceeds from the Business Combination, if any, will be charged to other expense. As of June 30, 2023, the Company recorded $1.1 million of deferred offering costs, of which $0.8 million are unpaid.

Fair Value

Fair Value

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 -	Unadjusted quoted prices in active markets that are assessable at the measurement date for identical, unrestricted assets or liabilities.
Level 2 -	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 -	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments.

Foreign Currency

Foreign Currency

The reporting currency for the condensed consolidated financial statements of the Company is the US dollar. The functional currency of the Company and its wholly owned subsidiary Spectral MD, Inc. is the US dollar. The functional currency of Spectral MD UK is its local currency, the British pound. The assets and liabilities of Spectral MD UK is translated into US. dollars at exchange rates in effect at the end of each reporting period, and the revenues and expenses are translated at average exchange rates in effect during the applicable period. Translation adjustments are included in accumulated other comprehensive income as a component of stockholders’ equity. As of June 30, 2023 and December 31, 2022, the Company’s translation adjustments are not material.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized gains and losses are included in other income, net in the condensed consolidated statements of operations. For the three and six months ended June 30, 2023 the Company recorded approximately $0 and $13,000, respectively, of foreign exchange transaction gain. For the three and six months ended June 30, 2022, the Company recorded approximately $0.2 million foreign exchange transaction loss for both periods, primarily related to the Company’s bank account denominated in British Pounds and accounts payable denominated in British Pounds, included in foreign exchange transaction loss in the condensed consolidated statements of operations.

Leases

Leases

The Company accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded in the condensed consolidated balance sheets as both a right of use asset and a lease liability, calculated by discounting fixed lease payments at the rate implicit in the lease or the Company’s incremental borrowing rate factoring the term of the lease. The incremental borrowing rate used by the Company is an estimate of the interest rate the Company would incur to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease. Because the Company does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset results in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred. In calculating the right of use assets and lease liabilities, the Company elects to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the requirement to capitalize right of use assets and liabilities as an accounting policy election.

For the three and six months ended June 30, 2023 and 2022, the Company did not have any finance leases.

Warrant Liability

Warrant Liability

On June 22, 2021, in conjunction with the closing of the Company’s IPO, the Company issued 762,712 warrants, with strike price of $0.89 and a five-year life, to SP Angel Corporate Finance LLP (“SP Angel”), who acts as nominated adviser and broker to the Company for the purposes of the AIM Rules. As of June 30, 2023, there are 762,712 warrants outstanding with an exchange rate adjusted exercise price of $0.75.

The Company accounts for its warrants issued to SP Angel as derivative liabilities in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Accordingly, the Company recognizes the instruments as liabilities at fair value, determined using the Black-Scholes option-pricing model, and adjusts the instruments to fair value at the end of each reporting pferiod. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statements of operations.

Research and Development Revenue

Research and Development Revenue

The Company recognizes revenue when the Company’s customers obtain control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services by analyzing the following five steps: (1) identify the contract with a customer(s); (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the Company satisfies a performance obligation. In order to transfer control to the customer for contract development and manufacturing services, the Company must have a present right to payment, legal title must have passed to the customer, and the customer must have the significant risks and rewards of ownership. Research and development revenue contracts are generally recognized based upon the cost-to-cost measure of progress, provided that the Company meets the criteria associated with transferring control of the good or service over time.

The Company generates research and development revenue primarily from cost-plus-fee contracts associated with development of certain product candidates. Revenues from reimbursable contracts are recognized as costs are incurred, generally based on allowable costs incurred during the period, plus any recognizable earned fee. The Company uses this input method to measure progress as the customer has the benefit of access to the development research under these projects and therefore benefits from the Company’s performance incrementally as research and development activities occur under each project. We consider fixed fees under cost-plus-fee contracts to be earned in proportion to the allowable costs incurred in performance of the contract. Revenue for long-term development contracts is considered variable consideration because the deliverable is dependent on the successful completion of development and is generally recognized based upon the cost-to-cost measure of progress, provided that the Company meets the criteria associated with satisfying the performance obligation over time. The Company was awarded multiyear contracts in 2019 and 2021 (modified for additional funding in 2022) by BARDA for the development of the Company’s DeepView® Wound Imaging Solution. BARDA may award contracts that are less than 12 months depending on the scope of work and deliverables.

Payments from customers are generally received within 30 days of when the invoice is sent.

Because the Company’s contracts have an expected duration of one year or less, the Company has elected the practical expedient in ASC 606-10-50-14(a) to not disclose information about its remaining performance obligations.

Research and Development Expense

Research and Development Expense

The Company expenses research and development costs as operating expenses as incurred. These expenses include salaries for research and development personnel, consulting fees, product development, pre-clinical studies, clinical trial costs, and other fees and costs related to the development of the technology. For the three months ended June 30, 2023 and 2022, research and development expense was $3.7 million and $4.0 million, respectively, of which $2.5 million and $3.7 million, respectively, is related to the BARDA contract and included in cost of revenue and $1.2 million and $0.3 million, respectively, is included in general and administrative expenses. For the six months ended June 30, 2023 and 2022, research and development expense was $7.7 million and $7.9 million, respectively, of which $5.4 million and $7.1 million, respectively, is related to the BARDA contract and included in cost of revenue and $2.3 million and $0.8 million, respectively, is included in general and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for all stock-based payments to employees and non-employees, including grants of stock options, restricted stock units (“RSUs”), restricted stock awards (“RSAs”) and stock options with non-market performance conditions (“PSOs”) to be recognized in the condensed consolidated financial statements, based on their respective grant date fair values. The Company estimates the fair value of stock option grants and PSOs using the Black-Scholes option pricing model. The RSUs and RSAs are valued based on the fair value of the Company’s common stock on the date of grant. The assumptions used in calculating the fair value of the Company’s stock and stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The Company expenses stock-based compensation related to stock options, RSUs and RSAs over the requisite service period. As the PSOs have performance conditions, compensation expense is recognized for each award if and when the Company’s management deems it probable that the performance conditions will be satisfied. Forfeitures are recorded as they occur. Compensation previously recorded for unvested equity awards that are forfeited is reversed upon forfeiture. The Company expenses stock-based compensation to employees over the requisite service period, on a straight-line basis, based on the estimated grant-date fair value of the awards.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company has no uncertain tax positions as of June 30, 2023 and December 31, 2022 that qualify for either recognition or disclosure in the condensed consolidated financial statements under this guidance.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the condensed consolidated statements of operations. There were no amounts accrued for interest or penalties for the three and six months ended June 30, 2023 and 2022.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is equal to net loss as presented in the condensed consolidated statements of operations, as the Company did not have any material other comprehensive income or loss for the periods presented.

Net Loss per Share of Common Stock

Net Loss per Share of Common Stock

Basic net loss share of common stock is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share of common stock adjusts basic earnings per share for the potentially dilutive impact of unvested restricted stock, stock options and warrants. Dilutive securities having an anti-dilutive effect on diluted net earnings per share are excluded from the calculation. The dilutive effect of the unvested restricted stock and stock options is calculated using the treasury stock method. For warrants that are liability-classified, during periods when the impact is dilutive, the Company assumes share settlement of the instruments as of the beginning of the reporting period and adjusts the numerator to remove the change in fair value of the warrant liability and adjusts the denominator to include the dilutive shares calculated using the treasury stock method.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU 2018-19 and ASU 2019-10. This standard requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this standard on January 1, 2023, with no impact on its condensed consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In June 2022, the FASB issued ASU 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The FASB is issuing this update (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The amendments in this update are effective for the Company on January 1, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is still evaluating the impact of this pronouncement on the condensed consolidated financial statements.